LVIP JPMorgan High Yield Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS–0.10%
EchoStar Corp. 3.88% exercise price $3.87, maturity date 11/30/30	562,582	$627,947
Liberty Interactive LLC
3.75% exercise price $3.75, maturity date 2/15/30	128,242	32,061
4.00% exercise price $4.00, maturity date 11/15/29	173,271	45,917
Total Convertible Bonds (Cost $857,754)		705,925
CORPORATE BONDS–87.44%
Advertising–1.40%
Clear Channel Outdoor Holdings, Inc.
5.13% 8/15/27	3,144,000	3,038,610
7.50% 6/1/29	2,207,000	1,822,666
7.75% 4/15/28	1,270,000	1,091,617
9.00% 9/15/28	1,085,000	1,114,364
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25% 1/15/29	137,000	127,050
4.63% 3/15/30	252,000	230,391
5.00% 8/15/27	160,000	157,256
7.38% 2/15/31	1,023,000	1,065,471
Stagwell Global LLC 5.63% 8/15/29	1,385,000	1,318,947
		9,966,372
Aerospace & Defense–0.86%
Bombardier, Inc.
7.00% 6/1/32	594,000	591,431
7.25% 7/1/31	599,000	601,038
7.88% 4/15/27	446,000	447,690
8.75% 11/15/30	478,000	503,955
Goat Holdco LLC 6.75% 2/1/32	354,000	346,474
Spirit AeroSystems, Inc. 9.38% 11/30/29	718,000	765,946
TransDigm, Inc.
6.38% 3/1/29	1,474,000	1,489,027
6.63% 3/1/32	931,000	942,865
Triumph Group, Inc. 9.00% 3/15/28	409,000	429,974
		6,118,400
Airlines–1.02%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50% 4/20/26	2,353,895	2,347,457
5.75% 4/20/29	1,504,000	1,471,636
JetBlue Airways Corp./JetBlue Loyalty LP 9.88% 9/20/31	1,209,000	1,193,394
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	568,125	$570,574
United Airlines, Inc. 4.38% 4/15/26	1,206,000	1,186,823
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 9.50% 6/1/28	493,000	487,923
		7,257,807
Apparel–0.06%
Hanesbrands, Inc. 9.00% 2/15/31	431,000	454,152
		454,152
Auto Manufacturers–2.20%
Allison Transmission, Inc.
3.75% 1/30/31	677,000	601,923
5.88% 6/1/29	504,000	501,996
Ford Motor Credit Co. LLC
2.70% 8/10/26	376,000	362,587
2.90% 2/10/29	220,000	196,826
3.82% 11/2/27	871,000	830,886
4.00% 11/13/30	1,317,000	1,179,126
4.13% 8/17/27	2,028,000	1,959,136
4.39% 1/8/26	725,000	720,886
4.54% 8/1/26	4,015,000	3,963,546
4.69% 6/9/25	1,315,000	1,313,187
6.80% 5/12/28	636,000	653,204
6.95% 3/6/26	435,000	439,738
6.95% 6/10/26	541,000	549,367
7.12% 11/7/33	200,000	204,384
7.20% 6/10/30	316,000	328,060
PM General Purchaser LLC 9.50% 10/1/28	1,171,000	1,116,971
Wabash National Corp. 4.50% 10/15/28	806,000	724,174
		15,645,997
Auto Parts & Equipment–3.60%
Adient Global Holdings Ltd.
7.00% 4/15/28	900,000	901,834
7.50% 2/15/33	700,000	655,412
8.25% 4/15/31	1,430,000	1,385,623
Allison Transmission, Inc. 4.75% 10/1/27	2,306,000	2,249,027
American Axle & Manufacturing, Inc.
6.50% 4/1/27	1,442,000	1,400,010
6.88% 7/1/28	1,088,000	1,036,924
Clarios Global LP/Clarios U.S. Finance Co.
6.25% 5/15/26	1,404,000	1,403,482
6.75% 5/15/28	861,000	873,128
LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Clarios Global LP/Clarios U.S. Finance Co. (continued)
6.75% 2/15/30	449,000	$453,279
8.50% 5/15/27	2,340,000	2,340,548
Cooper-Standard Automotive, Inc.
5.63% 5/15/27	2,805,805	2,369,159
@13.50% 3/31/27	4,668,040	4,906,733
Dana, Inc. 5.38% 11/15/27	1,085,000	1,072,930
Dornoch Debt Merger Sub, Inc. 6.63% 10/15/29	1,450,000	1,102,601
Goodyear Tire & Rubber Co.
5.00% 7/15/29	1,137,000	1,054,665
5.25% 4/30/31	449,000	405,021
5.25% 7/15/31	1,311,000	1,186,058
IHO Verwaltungs GmbH
7.75% 11/15/30	556,000	547,877
@8.00% 11/15/32	222,000	216,342
		25,560,653
Banks–0.20%
μCitigroup, Inc.
5.95% 5/15/25	370,000	369,284
6.25% 8/15/26	1,070,000	1,076,362
		1,445,646
Beverages–0.14%
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 6.25% 4/1/29	991,000	988,089
		988,089
Biotechnology–0.04%
Emergent BioSolutions, Inc. 3.88% 8/15/28	430,000	298,808
		298,808
Building Materials–2.52%
Builders FirstSource, Inc.
4.25% 2/1/32	1,309,000	1,171,053
6.38% 6/15/32	879,000	881,559
6.38% 3/1/34	605,000	600,347
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63% 12/15/30	2,472,000	2,473,096
6.75% 7/15/31	405,000	407,633
Griffon Corp. 5.75% 3/1/28	1,770,000	1,732,481
JELD-WEN, Inc.
4.88% 12/15/27	1,200,000	1,121,559
7.00% 9/1/32	525,000	465,759
Knife River Corp. 7.75% 5/1/31	930,000	968,292
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Masterbrand, Inc. 7.00% 7/15/32	560,000	$558,951
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75% 4/1/32	604,000	598,641
MIWD Holdco II LLC/MIWD Finance Corp. 5.50% 2/1/30	579,000	520,430
Quikrete Holdings, Inc. 6.38% 3/1/32	1,926,000	1,938,230
Smyrna Ready Mix Concrete LLC 8.88% 11/15/31	503,000	521,126
Standard Building Solutions, Inc. 6.50% 8/15/32	760,000	759,774
Standard Industries, Inc.
3.38% 1/15/31	400,000	347,787
4.75% 1/15/28	2,391,000	2,314,199
5.00% 2/15/27	530,000	521,704
		17,902,621
Chemicals–2.76%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31	415,000	428,003
Axalta Coating Systems LLC 3.38% 2/15/29	713,000	652,066
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/27	2,024,000	1,989,333
Chemours Co.
4.63% 11/15/29	80,000	68,284
5.75% 11/15/28	2,554,000	2,355,658
8.00% 1/15/33	475,000	444,164
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13% 6/15/28	796,000	769,483
Element Solutions, Inc. 3.88% 9/1/28	1,335,000	1,256,967
INEOS Finance PLC
6.75% 5/15/28	500,000	500,345
7.50% 4/15/29	1,667,000	1,658,896
INEOS Quattro Finance 2 PLC 9.63% 3/15/29	592,000	612,317
NOVA Chemicals Corp.
4.25% 5/15/29	2,484,000	2,373,852
5.00% 5/1/25	800,000	798,537
5.25% 6/1/27	371,000	369,166
8.50% 11/15/28	766,000	808,935
9.00% 2/15/30	642,000	690,879
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC 7.63% 5/3/29	1,238,450	848,338
WR Grace Holdings LLC
4.88% 6/15/27	1,615,000	1,559,783
LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
WR Grace Holdings LLC (continued)
5.63% 8/15/29	1,661,000	$1,429,468
		19,614,474
Commercial Services–5.46%
ADT Security Corp.
4.13% 8/1/29	1,076,000	1,010,224
4.88% 7/15/32	1,675,000	1,563,588
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63% 6/1/28	555,000	525,672
4.63% 6/1/28	863,000	814,481
APi Group DE, Inc.
4.13% 7/15/29	625,000	579,098
4.75% 10/15/29	527,000	491,880
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75% 4/1/28	945,000	865,545
5.38% 3/1/29	1,315,000	1,185,973
5.75% 7/15/27	522,000	503,556
5.75% 7/15/27	760,000	732,578
8.00% 2/15/31	133,000	129,831
8.25% 1/15/30	1,439,000	1,403,525
Block, Inc.
2.75% 6/1/26	75,000	72,743
3.50% 6/1/31	883,000	776,339
6.50% 5/15/32	1,452,000	1,466,638
Brink's Co.
4.63% 10/15/27	1,548,000	1,517,568
6.50% 6/15/29	418,000	423,731
CoreCivic, Inc. 8.25% 4/15/29	1,280,000	1,355,617
EquipmentShare.com, Inc.
8.00% 3/15/33	438,000	441,033
8.63% 5/15/32	319,000	328,816
9.00% 5/15/28	1,687,000	1,747,774
Garda World Security Corp.
6.00% 6/1/29	1,024,000	960,100
8.25% 8/1/32	855,000	834,427
8.38% 11/15/32	423,000	415,898
GEO Group, Inc. 8.63% 4/15/29	708,000	743,789
Herc Holdings, Inc.
5.50% 7/15/27	1,672,000	1,664,988
6.63% 6/15/29	789,000	791,535
Hertz Corp.
4.63% 12/1/26	1,659,000	1,156,323
5.00% 12/1/29	2,451,000	1,232,824
5.50% 10/15/24	656,000	40,180
6.00% 1/15/28	2,613,000	489,937
7.13% 8/1/26	805,000	167,037
12.63% 7/15/29	1,524,000	1,376,140
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
NESCO Holdings II, Inc. 5.50% 4/15/29	653,000	$602,670
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% 8/31/27	2,000,000	1,895,249
5.75% 4/15/26	725,000	723,939
Raven Acquisition Holdings LLC 6.88% 11/15/31	676,000	656,439
=Rite Aid Corp. 0.01% 12/31/49	365,760	0
Service Corp. International 7.50% 4/1/27	380,000	391,400
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32	527,000	531,185
TriNet Group, Inc. 7.13% 8/15/31	599,000	608,218
United Rentals North America, Inc.
4.88% 1/15/28	280,000	275,219
5.25% 1/15/30	1,945,000	1,909,266
5.50% 5/15/27	395,000	393,584
6.13% 3/15/34	776,000	776,485
Wand NewCo 3, Inc. 7.63% 1/30/32	725,000	741,927
Williams Scotsman, Inc.
6.63% 6/15/29	427,000	432,002
6.63% 4/15/30	198,000	200,117
7.38% 10/1/31	819,000	843,419
		38,790,507
Computers–0.96%
Ahead DB Holdings LLC 6.63% 5/1/28	970,000	946,684
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00% 11/1/29	1,230,000	1,151,944
Diebold Nixdorf, Inc. 7.75% 3/31/30	383,000	397,004
Insight Enterprises, Inc. 6.63% 5/15/32	340,000	342,661
NCR Atleos Corp. 9.50% 4/1/29	1,473,000	1,597,181
NCR Voyix Corp.
5.00% 10/1/28	366,000	352,173
5.13% 4/15/29	1,264,000	1,203,851
Seagate HDD Cayman
8.25% 12/15/29	668,000	710,258
8.50% 7/15/31	149,000	158,247
		6,860,003
Cosmetics & Personal Care–0.35%
Coty, Inc. 5.00% 4/15/26	124,000	123,577
LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care (continued)
Edgewell Personal Care Co.
4.13% 4/1/29	535,000	$495,285
5.50% 6/1/28	1,465,000	1,434,730
Perrigo Finance Unlimited Co. 6.13% 9/30/32	463,000	455,527
		2,509,119
Distribution/Wholesale–0.33%
Gates Corp. 6.88% 7/1/29	351,000	357,080
=Incora Intermediate II LLC 9.00% 11/15/26	607,358	486,130
Resideo Funding, Inc. 6.50% 7/15/32	908,000	905,830
Ritchie Bros Holdings, Inc.
6.75% 3/15/28	255,000	260,430
7.75% 3/15/31	308,000	322,336
		2,331,806
Diversified Financial Services–1.30%
Ally Financial, Inc. 5.75% 11/20/25	915,000	917,711
•ILFC E-Capital Trust I 6.12% (TSFR03M + 1.81%) 12/21/65	640,000	532,997
Nationstar Mortgage Holdings, Inc.
5.13% 12/15/30	655,000	653,321
5.50% 8/15/28	734,000	727,995
5.75% 11/15/31	1,070,000	1,069,667
6.50% 8/1/29	72,000	72,993
7.13% 2/1/32	505,000	524,577
OneMain Finance Corp.
3.50% 1/15/27	390,000	373,789
3.88% 9/15/28	106,000	98,020
4.00% 9/15/30	345,000	303,929
5.38% 11/15/29	210,000	199,783
6.63% 1/15/28	420,000	423,115
7.13% 3/15/26	1,272,000	1,290,662
9.00% 1/15/29	76,000	79,755
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.88% 10/15/26	794,000	761,000
3.63% 3/1/29	1,162,000	1,071,648
4.00% 10/15/33	131,000	112,372
		9,213,334
Electric–1.66%
Calpine Corp.
4.50% 2/15/28	235,000	227,820
4.63% 2/1/29	776,000	744,859
5.00% 2/1/31	647,000	617,705
NRG Energy, Inc.
3.38% 2/15/29	615,000	564,667
3.63% 2/15/31	421,000	372,862
3.88% 2/15/32	56,000	49,105
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
NRG Energy, Inc. (continued)
5.25% 6/15/29	1,115,000	$1,086,606
5.75% 1/15/28	339,000	338,165
6.00% 2/1/33	675,000	656,665
7.00% 3/15/33	378,000	407,520
PG&E Corp. 5.00% 7/1/28	898,000	873,586
Pike Corp.
5.50% 9/1/28	741,000	716,924
8.63% 1/31/31	329,000	346,702
μVistra Corp. 7.00% 12/15/26	845,000	855,645
Vistra Operations Co. LLC
4.38% 5/1/29	311,000	295,310
5.00% 7/31/27	130,000	127,992
5.63% 2/15/27	517,000	515,077
6.88% 4/15/32	586,000	597,260
7.75% 10/15/31	2,305,000	2,413,911
		11,808,381
Electrical Components & Equipment–1.24%
Energizer Holdings, Inc.
4.38% 3/31/29	2,278,000	2,121,045
4.75% 6/15/28	2,007,000	1,921,470
6.50% 12/31/27	449,000	451,444
WESCO Distribution, Inc.
6.38% 3/15/29	1,413,000	1,429,399
6.38% 3/15/33	375,000	376,893
6.63% 3/15/32	490,000	497,066
7.25% 6/15/28	1,962,000	1,989,839
		8,787,156
Electronics–1.12%
Coherent Corp. 5.00% 12/15/29	2,732,000	2,606,230
Imola Merger Corp. 4.75% 5/15/29	2,898,000	2,752,078
Sensata Technologies BV
4.00% 4/15/29	1,772,000	1,628,653
5.88% 9/1/30	300,000	289,485
Sensata Technologies, Inc.
3.75% 2/15/31	556,000	485,466
6.63% 7/15/32	200,000	197,980
		7,959,892
Engineering & Construction–0.84%
Dycom Industries, Inc. 4.50% 4/15/29	1,264,000	1,181,692
Global Infrastructure Solutions, Inc.
5.63% 6/1/29	895,000	861,948
7.50% 4/15/32	1,153,000	1,137,311
MasTec, Inc. 4.50% 8/15/28	1,940,000	1,894,748
Weekley Homes LLC/Weekley Finance Corp. 4.88% 9/15/28	916,000	866,129
		5,941,828
LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment–2.76%
Boyne USA, Inc. 4.75% 5/15/29	1,074,000	$1,011,141
Caesars Entertainment, Inc.
4.63% 10/15/29	920,000	845,601
6.50% 2/15/32	1,400,000	1,395,460
8.13% 7/1/27	454,000	457,197
Cinemark USA, Inc.
5.25% 7/15/28	775,000	752,148
7.00% 8/1/32	290,000	292,736
Live Nation Entertainment, Inc.
3.75% 1/15/28	589,000	560,443
4.75% 10/15/27	1,650,000	1,608,481
5.63% 3/15/26	1,297,000	1,293,833
6.50% 5/15/27	3,345,000	3,378,382
Six Flags Entertainment Corp.
7.00% 7/1/25	313,000	313,361
7.25% 5/15/31	430,000	431,657
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./Canada's Wonderland Co. 6.63% 5/1/32	1,212,000	1,222,026
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25% 7/15/29	675,000	638,744
5.38% 4/15/27	610,000	602,270
Vail Resorts, Inc. 6.50% 5/15/32	597,000	603,616
WMG Acquisition Corp. 3.75% 12/1/29	1,652,000	1,539,757
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13% 10/1/29	1,825,000	1,751,363
6.25% 3/15/33	604,000	588,257
7.13% 2/15/31	324,000	335,295
		19,621,768
Environmental Control–0.89%
GFL Environmental, Inc.
4.00% 8/1/28	1,255,000	1,192,736
4.38% 8/15/29	645,000	608,394
4.75% 6/15/29	699,000	672,676
6.75% 1/15/31	1,109,000	1,143,171
Madison IAQ LLC
4.13% 6/30/28	983,000	927,704
5.88% 6/30/29	1,390,000	1,313,231
Wrangler Holdco Corp. 6.63% 4/1/32	435,000	442,893
		6,300,805
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food–1.93%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.25% 3/15/26	839,000	$819,918
3.50% 3/15/29	1,426,000	1,312,358
4.63% 1/15/27	1,762,000	1,735,811
5.88% 2/15/28	1,114,000	1,113,457
Lamb Weston Holdings, Inc. 4.13% 1/31/30	1,086,000	1,011,602
New Albertsons LP
6.63% 6/1/28	569,000	586,810
7.75% 6/15/26	672,000	691,473
Performance Food Group, Inc.
4.25% 8/1/29	1,215,000	1,136,192
5.50% 10/15/27	1,709,000	1,692,670
6.13% 9/15/32	364,000	361,802
Post Holdings, Inc.
4.63% 4/15/30	255,000	238,135
5.50% 12/15/29	1,225,000	1,190,689
6.25% 2/15/32	589,000	592,457
U.S. Foods, Inc.
4.63% 6/1/30	645,000	612,528
4.75% 2/15/29	270,000	260,228
6.88% 9/15/28	378,000	387,193
		13,743,323
Food Service–0.17%
Aramark Services, Inc. 5.00% 2/1/28	1,253,000	1,230,175
		1,230,175
Gas–0.19%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75% 5/20/27	595,000	571,765
5.88% 8/20/26	220,000	218,272
9.38% 6/1/28	586,000	579,789
		1,369,826
Hand Machine Tools–0.40%
Regal Rexnord Corp.
6.05% 2/15/26	535,000	539,050
6.05% 4/15/28	1,090,000	1,118,205
6.30% 2/15/30	462,000	480,492
6.40% 4/15/33	647,000	671,615
		2,809,362
Health Care Products–1.34%
Avantor Funding, Inc. 4.63% 7/15/28	2,025,000	1,951,676
Bausch & Lomb Corp. 8.38% 10/1/28	230,000	238,625
LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Hologic, Inc.
3.25% 2/15/29	1,591,000	$1,467,640
4.63% 2/1/28	60,000	58,744
Medline Borrower LP
3.88% 4/1/29	2,839,000	2,653,708
5.25% 10/1/29	1,356,000	1,301,181
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25% 4/1/29	1,131,000	1,145,396
Sotera Health Holdings LLC 7.38% 6/1/31	700,000	711,642
		9,528,612
Health Care Services–4.02%
Acadia Healthcare Co., Inc.
5.00% 4/15/29	457,000	431,881
5.50% 7/1/28	990,000	963,264
7.38% 3/15/33	212,000	211,791
AHP Health Partners, Inc. 5.75% 7/15/29	903,000	837,766
CHS/Community Health Systems, Inc.
4.75% 2/15/31	1,112,000	879,010
5.25% 5/15/30	1,911,000	1,576,660
5.63% 3/15/27	329,000	314,169
6.00% 1/15/29	1,180,000	1,048,610
6.13% 4/1/30	396,000	236,361
10.88% 1/15/32	1,168,000	1,150,680
Concentra Escrow Issuer Corp. 6.88% 7/15/32	346,000	352,057
DaVita, Inc.
3.75% 2/15/31	2,571,000	2,238,382
4.63% 6/1/30	1,600,000	1,472,915
6.88% 9/1/32	525,000	527,945
Encompass Health Corp.
4.50% 2/1/28	2,676,000	2,598,262
4.63% 4/1/31	365,000	342,082
4.75% 2/1/30	649,000	624,385
@Global Medical Response, Inc. 10.00% 10/31/28	1,030,185	1,029,824
IQVIA, Inc.
5.00% 10/15/26	2,311,000	2,294,382
5.00% 5/15/27	259,000	255,319
@Radiology Partners, Inc.
7.78% 1/31/29	478,388	473,604
9.78% 2/15/30	970,798	902,842
Surgery Center Holdings, Inc. 7.25% 4/15/32	812,000	802,973
Tenet Healthcare Corp.
4.25% 6/1/29	299,000	281,686
5.13% 11/1/27	3,251,000	3,203,370
6.13% 6/15/30	1,243,000	1,237,253
6.25% 2/1/27	1,093,000	1,093,542
6.75% 5/15/31	1,175,000	1,191,787
		28,572,802
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Home Furnishings–0.37%
Somnigroup International, Inc.
3.88% 10/15/31	653,000	$573,340
4.00% 4/15/29	2,227,000	2,068,252
		2,641,592
Household Products Wares–0.70%
ACCO Brands Corp. 4.25% 3/15/29	1,995,000	1,802,209
Central Garden & Pet Co.
4.13% 10/15/30	741,000	673,679
5.13% 2/1/28	2,442,000	2,410,579
Spectrum Brands, Inc. 3.88% 3/15/31	85,000	72,402
		4,958,869
Housewares–1.11%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50% 10/15/29	1,051,000	959,038
Newell Brands, Inc.
5.70% 4/1/26	1,521,000	1,519,136
6.38% 9/15/27	436,000	437,615
6.38% 5/15/30	380,000	369,676
6.63% 9/15/29	391,000	391,824
6.63% 5/15/32	253,000	245,776
6.88% 4/1/36	250,000	242,898
Scotts Miracle-Gro Co.
4.00% 4/1/31	1,139,000	999,123
4.38% 2/1/32	914,000	803,084
4.50% 10/15/29	2,099,000	1,957,032
		7,925,202
Internet–0.66%
Arches Buyer, Inc. 4.25% 6/1/28	834,000	759,200
Shutterfly Finance LLC
@8.50% 10/1/27	1,891,488	1,676,066
9.75% 10/1/27	294,083	294,083
Snap, Inc. 6.88% 3/1/33	316,000	315,976
Uber Technologies, Inc. 7.50% 9/15/27	449,000	454,483
Wayfair LLC
7.25% 10/31/29	370,000	354,313
7.75% 9/15/30	886,000	855,384
		4,709,505
Iron & Steel–1.04%
ATI, Inc.
4.88% 10/1/29	415,000	395,237
5.13% 10/1/31	385,000	360,528
5.88% 12/1/27	640,000	635,529
7.25% 8/15/30	517,000	532,893
Big River Steel LLC/BRS Finance Corp. 6.63% 1/31/29	1,254,000	1,255,683
LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
Carpenter Technology Corp.
6.38% 7/15/28	838,000	$835,397
7.63% 3/15/30	223,000	229,700
Cleveland-Cliffs, Inc.
4.63% 3/1/29	908,000	843,774
4.88% 3/1/31	518,000	450,698
6.75% 4/15/30	620,000	600,274
6.88% 11/1/29	797,000	779,911
7.50% 9/15/31	425,000	414,938
U.S. Steel Corp. 6.88% 3/1/29	64,000	64,419
		7,398,981
Leisure Time–1.34%
Acushnet Co. 7.38% 10/15/28	318,000	329,147
Amer Sports Co. 6.75% 2/16/31	1,189,000	1,216,823
Carnival Corp.
4.00% 8/1/28	941,000	900,255
5.75% 3/1/27	1,980,000	1,981,245
6.00% 5/1/29	372,000	369,395
6.13% 2/15/33	1,313,000	1,293,869
7.00% 8/15/29	357,000	373,420
Royal Caribbean Cruises Ltd.
5.63% 9/30/31	758,000	744,298
6.00% 2/1/33	919,000	918,427
6.25% 3/15/32	1,375,000	1,387,416
		9,514,295
Lodging–1.45%
Hilton Domestic Operating Co., Inc.
3.75% 5/1/29	345,000	321,829
4.00% 5/1/31	211,000	191,085
4.88% 1/15/30	737,000	712,737
5.75% 5/1/28	749,000	748,874
5.88% 4/1/29	349,000	350,116
5.88% 3/15/33	1,065,000	1,054,497
6.13% 4/1/32	344,000	345,309
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88% 4/1/27	383,000	379,816
Marriott Ownership Resorts, Inc.
4.50% 6/15/29	333,000	305,469
4.75% 1/15/28	45,000	42,848
MGM Resorts International
4.63% 9/1/26	1,177,000	1,163,502
5.50% 4/15/27	1,218,000	1,207,851
6.13% 9/15/29	859,000	850,488
6.50% 4/15/32	782,000	766,821
Station Casinos LLC 4.50% 2/15/28	1,929,000	1,847,619
		10,288,861
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Construction & Mining–0.52%
BWX Technologies, Inc.
4.13% 6/30/28	796,000	$751,719
4.13% 4/15/29	496,000	463,171
Terex Corp.
5.00% 5/15/29	1,572,000	1,500,184
6.25% 10/15/32	993,000	962,984
		3,678,058
Machinery Diversified–0.38%
ATS Corp. 4.13% 12/15/28	321,000	298,142
Chart Industries, Inc.
7.50% 1/1/30	1,400,000	1,452,004
9.50% 1/1/31	233,000	248,738
Esab Corp. 6.25% 4/15/29	670,000	679,778
		2,678,662
Media–11.51%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 2/1/31	5,381,000	4,768,254
4.50% 8/15/30	3,643,000	3,316,249
4.50% 5/1/32	405,000	351,564
4.75% 3/1/30	8,641,000	8,014,022
5.00% 2/1/28	5,548,000	5,384,226
5.13% 5/1/27	2,533,000	2,494,849
5.38% 6/1/29	2,642,000	2,556,410
CSC Holdings LLC
4.13% 12/1/30	695,000	503,275
4.50% 11/15/31	1,160,000	841,150
5.75% 1/15/30	2,085,000	1,105,050
6.50% 2/1/29	3,980,000	3,293,450
11.25% 5/15/28	461,000	445,677
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88% 8/15/27	1,358,000	1,315,964
DISH DBS Corp.
5.25% 12/1/26	4,270,000	3,919,628
5.75% 12/1/28	1,000,000	843,348
7.75% 7/1/26	2,740,000	2,367,077
DISH Network Corp. 11.75% 11/15/27	3,525,000	3,712,095
GCI LLC 4.75% 10/15/28	2,340,000	2,157,189
Gray Media, Inc.
4.75% 10/15/30	1,392,000	877,311
5.38% 11/15/31	582,000	363,317
7.00% 5/15/27	1,125,000	1,102,529
10.50% 7/15/29	2,753,000	2,868,213
iHeartCommunications, Inc.
7.75% 8/15/30	643,470	476,329
9.13% 5/1/29	4,749,241	3,782,296
10.88% 5/1/30	4,716,239	2,331,095
McGraw-Hill Education, Inc. 5.75% 8/1/28	605,000	590,740
LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Midcontinent Communications 8.00% 8/15/32	686,000	$693,623
News Corp.
3.88% 5/15/29	960,000	905,053
5.13% 2/15/32	630,000	600,810
Nexstar Media, Inc.
4.75% 11/1/28	2,215,000	2,074,287
5.63% 7/15/27	3,450,000	3,398,688
μParamount Global 6.25% 2/28/57	1,145,000	1,094,464
Scripps Escrow, Inc. 5.88% 7/15/27	972,000	810,399
Sinclair Television Group, Inc. 8.13% 2/15/33	496,000	489,445
Sirius XM Radio LLC
4.00% 7/15/28	3,104,000	2,896,043
4.13% 7/1/30	575,000	510,739
5.00% 8/1/27	2,095,000	2,046,897
5.50% 7/1/29	2,785,000	2,688,976
Sunrise FinCo I BV 4.88% 7/15/31	592,000	538,344
TEGNA, Inc. 5.00% 9/15/29	365,000	338,796
Univision Communications, Inc.
7.38% 6/30/30	1,094,000	1,045,171
8.00% 8/15/28	1,520,000	1,524,748
Virgin Media Secured Finance PLC 5.50% 5/15/29	456,000	431,896
		81,869,686
Mining–0.55%
Alcoa Nederland Holding BV 7.13% 3/15/31	1,250,000	1,286,718
Alumina Pty. Ltd.
6.13% 3/15/30	380,000	379,034
6.38% 9/15/32	440,000	432,577
Kaiser Aluminum Corp. 4.50% 6/1/31	505,000	446,938
Novelis Corp.
3.88% 8/15/31	323,000	280,818
4.75% 1/30/30	910,000	848,489
Novelis, Inc. 6.88% 1/30/30	199,000	201,816
		3,876,390
Miscellaneous Manufacturing–0.19%
Axon Enterprise, Inc. 6.13% 3/15/30	155,000	156,430
Hillenbrand, Inc.
5.00% 9/15/26	155,000	153,725
6.25% 2/15/29	279,000	279,514
Trinity Industries, Inc. 7.75% 7/15/28	733,000	759,887
		1,349,556
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Office Business Equipment–0.13%
Xerox Corp. 10.25% 10/15/30	412,000	$407,880
Xerox Holdings Corp. 8.88% 11/30/29	757,000	508,195
		916,075
Oil & Gas–6.26%
Aethon United BR LP/Aethon United Finance Corp. 7.50% 10/1/29	600,000	610,288
Antero Resources Corp. 7.63% 2/1/29	205,000	210,152
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88% 6/30/29	223,000	217,610
6.63% 10/15/32	450,000	447,901
8.25% 12/31/28	590,000	601,637
Baytex Energy Corp.
7.38% 3/15/32	715,000	687,718
8.50% 4/30/30	1,470,000	1,492,745
California Resources Corp. 7.13% 2/1/26	256,000	255,747
Chord Energy Corp. 6.75% 3/15/33	609,000	605,807
Civitas Resources, Inc.
8.38% 7/1/28	1,938,000	1,999,991
8.63% 11/1/30	736,000	759,310
8.75% 7/1/31	739,000	758,912
CNX Resources Corp.
6.00% 1/15/29	415,000	409,760
7.38% 1/15/31	500,000	508,122
Comstock Resources, Inc.
5.88% 1/15/30	616,000	581,752
6.75% 3/1/29	2,660,000	2,601,589
Crescent Energy Finance LLC
7.38% 1/15/33	675,000	650,848
7.63% 4/1/32	1,189,000	1,176,001
9.25% 2/15/28	1,873,000	1,944,750
Diamond Foreign Asset Co./Diamond Finance LLC 8.50% 10/1/30	934,000	957,120
Encino Acquisition Partners Holdings LLC
8.50% 5/1/28	1,895,000	1,926,546
8.75% 5/1/31	827,000	878,789
Expand Energy Corp.
4.75% 2/1/32	605,000	572,235
5.38% 2/1/29	82,000	81,658
5.38% 3/15/30	1,028,000	1,020,483
6.75% 4/15/29	3,019,000	3,056,883
Gulfport Energy Operating Corp. 6.75% 9/1/29	945,000	957,571
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	466,000	443,152
LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Hilcorp Energy I LP/Hilcorp Finance Co. (continued)
6.25% 11/1/28	47,000	$46,956
6.25% 4/15/32	322,000	300,840
6.88% 5/15/34	70,000	65,834
Matador Resources Co.
6.25% 4/15/33	877,000	855,452
6.50% 4/15/32	534,000	529,211
Noble Finance II LLC 8.00% 4/15/30	553,000	552,675
Permian Resources Operating LLC
6.25% 2/1/33	619,000	616,551
7.00% 1/15/32	698,000	713,773
8.00% 4/15/27	585,000	596,055
9.88% 7/15/31	1,525,000	1,670,328
Precision Drilling Corp.
6.88% 1/15/29	52,000	50,804
7.13% 1/15/26	662,000	662,228
Range Resources Corp. 8.25% 1/15/29	2,477,000	2,547,755
SM Energy Co.
6.50% 7/15/28	247,000	245,307
6.63% 1/15/27	1,806,000	1,801,382
6.75% 9/15/26	894,000	893,591
6.75% 8/1/29	630,000	620,616
7.00% 8/1/32	542,000	531,928
Sunoco LP 7.00% 5/1/29	347,000	354,975
Sunoco LP/Sunoco Finance Corp.
4.50% 5/15/29	559,000	529,395
4.50% 4/30/30	1,725,000	1,613,187
Transocean Titan Financing Ltd. 8.38% 2/1/28	192,714	196,867
Transocean, Inc.
8.25% 5/15/29	821,000	802,507
8.75% 2/15/30	256,000	265,880
Valaris Ltd. 8.38% 4/30/30	469,000	469,538
Vital Energy, Inc. 7.88% 4/15/32	616,000	573,446
		44,522,158
Oil & Gas Services–0.26%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 4/1/28	364,000	364,279
6.63% 9/1/32	544,000	546,137
6.88% 4/1/27	257,000	257,137
Kodiak Gas Services LLC 7.25% 2/15/29	646,000	658,502
		1,826,055
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers–2.08%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13% 8/15/26	1,364,000	$1,252,780
5.25% 8/15/27	1,618,000	740,493
5.25% 8/15/27	1,121,000	513,036
Clydesdale Acquisition Holdings, Inc. 6.75% 4/15/32	1,687,000	1,698,670
Graham Packaging Co., Inc. 7.13% 8/15/28	268,000	261,770
LABL, Inc. 8.63% 10/1/31	47,000	35,015
Mauser Packaging Solutions Holding Co.
7.88% 4/15/27	4,030,000	3,949,400
9.25% 4/15/27	1,705,000	1,608,324
Owens-Brockway Glass Container, Inc. 6.63% 5/13/27	1,044,000	1,038,281
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00% 10/15/27	1,978,000	1,997,780
TriMas Corp. 4.13% 4/15/29	852,000	792,021
Trivium Packaging Finance BV
5.50% 8/15/26	488,000	480,443
8.50% 8/15/27	445,000	442,715
		14,810,728
Pharmaceuticals–3.71%
1261229 BC Ltd. 10.00% 4/15/32	2,036,000	2,023,504
180 Medical, Inc. 3.88% 10/15/29	686,000	640,189
Bausch Health Americas, Inc.
8.50% 1/31/27	766,000	727,830
9.25% 4/1/26	3,137,000	3,072,174
Bausch Health Cos., Inc.
4.88% 6/1/28	4,523,000	3,652,322
5.00% 2/15/29	916,000	587,834
5.25% 1/30/30	1,505,000	891,713
5.25% 2/15/31	670,000	385,250
5.50% 11/1/25	5,407,000	5,401,593
5.75% 8/15/27	453,000	452,207
6.25% 2/15/29	1,266,000	845,649
Elanco Animal Health, Inc. 6.65% 8/28/28	375,000	379,614
=Endo Design LLC 5.87% 10/15/24	580,000	0
Endo Finance Holdings, Inc. 8.50% 4/15/31	361,000	376,352
=Endo Luxembourg Finance SARL 6.13% 4/1/29	1,430,000	0
Grifols SA 4.75% 10/15/28	1,026,000	947,319
LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.75% 11/14/28	772,867	$809,271
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13% 4/30/28	1,963,000	1,834,530
5.13% 4/30/31	1,751,000	1,526,705
Owens & Minor, Inc.
4.50% 3/31/29	1,367,000	1,145,261
6.63% 4/1/30	756,000	661,391
=Par Pharmaceutical, Inc. 7.50% 4/1/27	818,000	0
		26,360,708
Pipelines–4.56%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38% 6/15/29	247,000	241,434
5.75% 3/1/27	510,000	508,502
5.75% 1/15/28	1,732,000	1,723,435
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63% 7/15/26	550,000	549,746
7.00% 7/15/29	493,000	503,836
7.25% 7/15/32	364,000	376,560
Buckeye Partners LP
3.95% 12/1/26	190,000	185,168
4.13% 12/1/27	195,000	187,660
4.50% 3/1/28	810,000	777,208
6.75% 2/1/30	708,000	717,137
Cheniere Energy Partners LP
3.25% 1/31/32	523,000	460,261
4.00% 3/1/31	608,000	570,198
CNX Midstream Partners LP 4.75% 4/15/30	206,000	191,781
DT Midstream, Inc.
4.13% 6/15/29	1,063,000	1,000,425
4.38% 6/15/31	660,000	607,073
Energy Transfer LP 7.38% 2/1/31	352,000	369,574
EQM Midstream Partners LP
4.50% 1/15/29	902,000	873,578
4.75% 1/15/31	979,000	941,615
7.50% 6/1/27	710,000	724,991
7.50% 6/1/30	506,000	546,194
Genesis Energy LP/Genesis Energy Finance Corp.
7.75% 2/1/28	858,000	866,535
7.88% 5/15/32	451,000	454,204
8.00% 1/15/27	84,000	85,688
8.25% 1/15/29	233,000	240,558
8.88% 4/15/30	528,000	548,346
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Harvest Midstream I LP 7.50% 5/15/32	539,000	$553,915
Hess Midstream Operations LP
5.13% 6/15/28	190,000	187,049
5.88% 3/1/28	253,000	254,143
6.50% 6/1/29	595,000	606,830
Howard Midstream Energy Partners LLC
7.38% 7/15/32	525,000	537,875
8.88% 7/15/28	885,000	922,775
Kinetik Holdings LP
5.88% 6/15/30	581,000	574,948
6.63% 12/15/28	415,000	421,600
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13% 2/15/29	703,000	707,912
8.38% 2/15/32	702,000	703,505
Northriver Midstream Finance LP 6.75% 7/15/32	550,000	555,129
NuStar Logistics LP
5.63% 4/28/27	1,285,000	1,279,604
6.00% 6/1/26	470,000	472,057
6.38% 10/1/30	439,000	443,836
Prairie Acquiror LP 9.00% 8/1/29	410,000	417,334
Rockies Express Pipeline LLC 6.75% 3/15/33	428,000	435,167
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50% 1/15/28	590,000	574,237
6.00% 3/1/27	585,000	581,879
6.00% 12/31/30	622,000	590,086
6.00% 9/1/31	873,000	825,296
7.38% 2/15/29	560,000	562,789
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00% 1/15/32	1,369,000	1,263,256
4.88% 2/1/31	1,072,000	1,049,408
Venture Global LNG, Inc.
7.00% 1/15/30	865,000	852,188
8.13% 6/1/28	1,217,000	1,243,569
8.38% 6/1/31	165,000	167,356
9.50% 2/1/29	400,000	428,924
9.88% 2/1/32	915,000	971,808
		32,436,182
LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate–0.15%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.25% 4/15/30	1,457,000	$1,089,070
		1,089,070
Real Estate Investment Trusts–2.13%
Iron Mountain, Inc.
4.50% 2/15/31	635,000	582,097
4.88% 9/15/29	12,000	11,454
5.00% 7/15/28	64,000	62,049
5.25% 3/15/28	1,684,000	1,645,673
5.25% 7/15/30	680,000	652,006
6.25% 1/15/33	114,000	112,901
MPT Operating Partnership LP/MPT Finance Corp. 8.50% 2/15/32	522,000	531,758
RHP Hotel Properties LP/RHP Finance Corp.
4.50% 2/15/29	1,633,000	1,544,880
4.75% 10/15/27	2,368,000	2,311,410
6.50% 4/1/32	1,282,000	1,279,703
7.25% 7/15/28	277,000	283,640
Starwood Property Trust, Inc. 7.25% 4/1/29	514,000	526,927
VICI Properties LP/VICI Note Co., Inc.
4.13% 8/15/30	350,000	329,469
4.25% 12/1/26	1,544,000	1,527,129
4.63% 12/1/29	1,996,000	1,936,348
5.75% 2/1/27	1,794,000	1,817,275
		15,154,719
Retail–1.76%
Asbury Automotive Group, Inc.
4.50% 3/1/28	457,000	439,988
4.63% 11/15/29	590,000	552,893
4.75% 3/1/30	398,000	372,274
Bath & Body Works, Inc.
6.75% 7/1/36	190,000	189,365
6.88% 11/1/35	155,000	157,008
Gap, Inc. 3.63% 10/1/29	745,000	672,019
Group 1 Automotive, Inc. 6.38% 1/15/30	367,000	367,788
Liberty Interactive LLC 8.25% 2/1/30	352,000	138,416
Nordstrom, Inc. 4.38% 4/1/30	19,000	16,996
PetSmart, Inc./PetSmart Finance Corp.
4.75% 2/15/28	2,736,000	2,558,808
7.75% 2/15/29	616,000	565,722
Rite Aid Corp.
‡=7.50% 7/1/25	1,377,000	0
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Rite Aid Corp. (continued)
=8.00% 10/18/25	1,045,253	$0
‡=8.00% 11/15/26	2,338,000	0
=@11.32% 8/30/31	388,189	194,095
=@15.00% 8/30/31	1,124,568	0
=@15.00% 8/30/31	529,205	0
Saks Global Enterprises LLC 11.00% 12/15/29	621,000	503,072
Sonic Automotive, Inc.
4.63% 11/15/29	1,373,000	1,264,183
4.88% 11/15/31	557,000	500,069
Staples, Inc.
10.75% 9/1/29	2,730,000	2,466,390
12.75% 1/15/30	1,729,011	1,171,073
Superior Plus LP/Superior General Partner, Inc. 4.50% 3/15/29	444,000	409,993
		12,540,152
Semiconductors–1.18%
Amkor Technology, Inc. 6.63% 9/15/27	340,000	340,807
ams-OSRAM AG 12.25% 3/30/29	650,000	667,801
Entegris, Inc.
3.63% 5/1/29	586,000	538,695
4.38% 4/15/28	2,345,000	2,249,362
4.75% 4/15/29	1,060,000	1,021,871
5.95% 6/15/30	1,040,000	1,034,709
ON Semiconductor Corp. 3.88% 9/1/28	2,115,000	1,980,099
Synaptics, Inc. 4.00% 6/15/29	598,000	548,208
		8,381,552
Software–1.02%
ACI Worldwide, Inc. 5.75% 8/15/26	975,000	977,833
AthenaHealth Group, Inc. 6.50% 2/15/30	720,000	675,369
Clarivate Science Holdings Corp.
3.88% 7/1/28	604,000	560,295
4.88% 7/1/29	804,000	717,157
RingCentral, Inc. 8.50% 8/15/30	1,087,000	1,142,622
SS&C Technologies, Inc.
5.50% 9/30/27	2,770,000	2,749,048
6.50% 6/1/32	420,000	424,540
		7,246,864
Telecommunications–4.46%
Altice Financing SA 5.75% 8/15/29	1,129,000	825,845
Altice France Holding SA
6.00% 2/15/28	380,000	111,131
LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Altice France Holding SA (continued)
10.50% 5/15/27	2,174,000	$635,671
Altice France SA
5.13% 7/15/29	1,570,000	1,229,833
5.50% 1/15/28	200,000	159,793
5.50% 10/15/29	971,000	769,377
8.13% 2/1/27	1,470,000	1,314,414
CommScope LLC
4.75% 9/1/29	1,460,000	1,298,012
8.25% 3/1/27	3,274,000	3,100,156
9.50% 12/15/31	100,000	103,000
CommScope Technologies LLC 5.00% 3/15/27	155,000	138,998
EchoStar Corp.
6.75% 11/30/30	844,123	765,905
10.75% 11/30/29	1,065,000	1,119,062
Embarq LLC 8.00% 6/1/36	1,500,000	586,230
Fibercop SpA 6.38% 11/15/33	751,000	713,983
Frontier Communications Holdings LLC
5.00% 5/1/28	2,540,000	2,506,058
5.88% 10/15/27	97,000	96,891
5.88% 11/1/29	172,507	172,524
6.00% 1/15/30	356,000	356,787
8.75% 5/15/30	924,000	973,371
Hughes Satellite Systems Corp. 6.63% 8/1/26	869,000	716,869
Intelsat Jackson Holdings SA 6.50% 3/15/30	5,452,000	5,179,620
Level 3 Financing, Inc.
3.88% 10/15/30	552,000	416,650
4.88% 6/15/29	686,000	579,918
11.00% 11/15/29	1,265,579	1,410,539
Lumen Technologies, Inc.
4.13% 4/15/29	1,121,436	1,054,150
4.13% 4/15/30	1,121,549	1,047,067
4.13% 4/15/30	1,818,612	1,697,838
5.38% 6/15/29	1,020,000	826,414
10.00% 10/15/32	402,750	402,069
Qwest Corp. 7.25% 9/15/25	210,000	210,625
U.S. Cellular Corp. 6.70% 12/15/33	1,127,000	1,207,733
		31,726,533
Transportation–0.16%
First Student Bidco, Inc./First Transit Parent, Inc. 4.00% 7/31/29	82,000	75,178
XPO, Inc.
6.25% 6/1/28	610,000	616,754
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
XPO, Inc. (continued)
7.13% 2/1/32	438,000	$448,719
		1,140,651
Total Corporate Bonds (Cost $650,477,723)		621,672,822
LOAN AGREEMENTS–6.00%
•ACProducts, Inc. 8.81% (SOFR CME03M + 4.25%) 5/17/28	1,236,812	809,086
•Adient U.S. LLC 6.57% (SOFR CME01M + 2.25%) 1/31/31	691,515	681,488
•Ahead DB Holdings LLC 7.30% (SOFR CME03M + 3.00%) 2/1/31	1,092,192	1,088,948
•American Airlines, Inc. 6.54% (SOFR CME01M + 2.25%) 4/20/28	859,825	848,810
•AthenaHealth Group, Inc. 7.32% (SOFR CME01M + 3.00%) 2/15/29	620,000	611,283
•Bausch & Lomb Corp. 7.67% (SOFR CME01M + 3.25%) 5/10/27	597,322	594,826
•BCPE Pequod Buyer, Inc. 7.79% (SOFR CME03M + 3.50%) 4/30/25	1,048,000	1,043,881
•Belron Finance 2019 LLC 7.05% (SOFR CME03M + 2.75%) 10/16/31	490,614	489,084
•Charter Communications Operating LLC 6.31% (SOFR CME03M + 2.00%) 12/7/30	1,481,250	1,472,762
•Claire's Stores, Inc. 10.89% (SOFR CME03M + 6.50%) 12/18/26	1,135,264	885,506
•Clear Channel Outdoor Holdings, Inc. 8.44% (SOFR CME01M + 4.00%) 8/23/28	174,821	173,335
•Conair Holdings LLC 8.19% (SOFR CME01M + 3.75%) 5/17/28	863,811	742,566
•Crown Finance U.S., Inc. 9.57% (SOFR CME01M + 5.25%) 12/2/31	688,275	683,849
•CSC Holdings LLC 8.82% (SOFR CME01M + 4.50%) 1/18/28	589,103	568,731
•DexKo Global, Inc. 8.19% (SOFR CME01M + 3.75%) 10/4/28	1,315,562	1,221,697
•DirecTV Financing LLC 9.55% (SOFR CME03M + 5.00%) 8/2/27	217,598	217,629
LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Emrld Borrower LP 6.80% (SOFR CME03M + 2.50%) 8/4/31	817,392	$809,071
•EPIC Crude Services LP 7.30% (SOFR CME03M + 3.00%) 10/15/31	630,000	628,872
=FGI Operating Co. LLC 0.00% 5/16/25	84,591	7,114
•First Advantage Holdings LLC 7.57% (SOFR CME01M + 3.25%) 10/31/31	954,037	947,483
•First Student Bidco, Inc.
6.80% (SOFR CME03M + 2.50%) 7/21/28	927,777	925,457
6.80% (SOFR CME03M + 2.50%) 7/21/28	927,619	925,152
6.80% (SOFR CME03M + 2.50%) 7/21/28	283,725	283,016
•HUB International Ltd. 6.79% (SOFR CME03M + 2.50%) 6/20/30	292,047	290,598
•Instructure Holdings, Inc. 7.32% (SOFR CME03M + 3.00%) 11/13/31	855,000	847,852
•LABL, Inc. 9.42% (SOFR CME01M + 5.00%) 10/30/28	1,118,809	923,946
•LSF12 Crown U.S. Commercial Bidco LLC 8.57% (SOFR CME01M + 4.25%) 12/2/31	1,368,000	1,340,065
•Madison IAQ LLC 6.76% (SOFR CME06M + 2.50%) 6/21/28	944,735	932,595
•Medline Borrower LP 6.57% (SOFR CME01M + 2.25%) 10/23/28	574,936	573,620
•MI Windows & Doors LLC 7.32% (SOFR CME01M + 3.00%) 3/28/31	535,950	525,456
Moran Foods LLC
=∞1.00% 6/30/26	876,148	876,148
=•2.00% (SOFR CME03M + 2.00%) 6/30/26	729,733	351,804
=•6.82% (SOFR CME03M + 2.50%) 12/31/28	304,568	304,568
∞9.68% 6/30/26	1,965,748	1,376,023
=•12.82% (SOFR CME03M + 8.50%) 12/31/28	265,988	265,988
•Nuvei Technologies Corp. 7.32% (SOFR CME01M + 3.00%) 11/15/31	1,376,667	1,365,956
•Parexel International Corp. 6.82% (SOFR CME01M + 2.50%) 11/15/28	877,944	875,495
•Park River Holdings, Inc. 7.82% (SOFR CME03M + 3.25%) 12/28/27	450,440	412,152
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Petco Health and Wellness Co., Inc. 7.81% (SOFR CME03M + 3.25%) 3/3/28	2,023,307	$1,838,681
•PetSmart, Inc. 8.17% (SOFR CME01M + 3.75%) 2/11/28	49,742	48,851
•Quikrete Holdings, Inc. 6.57% (SOFR CME01M + 2.25%) 2/10/32	1,367,500	1,350,748
Raven Acquisition Holdings LLC
✠3.25% 4/15/25	48,490	47,863
•7.57% (SOFR CME01M + 3.25%) 11/19/31	678,858	670,088
•Rocket Software, Inc. 8.57% (SOFR CME01M + 4.25%) 11/28/28	810,260	807,327
•Serta Simmons Bedding LLC 11.91% (SOFR CME03M + 7.50%) 6/29/28	796,898	740,119
@Shutterfly, Inc. 4.00% 4/30/25	684,055	605,819
•SPX Flow, Inc. 7.32% (SOFR CME01M + 3.00%) 4/5/29	540,563	539,011
•Star Parent, Inc. 8.30% (SOFR CME03M + 4.00%) 9/27/30	415,800	396,657
•Station Casinos LLC 6.32% (SOFR CME01M + 2.00%) 3/14/31	381,150	378,768
•Topgolf Callaway Brands Corp. 7.32% (SOFR CME01M + 3.00%) 3/18/30	430,932	406,511
•Triton Water Holdings, Inc. 7.55% (SOFR CME03M + 3.25%) 3/31/28	963,734	959,011
•U.S. Renal Care, Inc. 9.44% (SOFR CME01M + 5.00%) 6/20/28	1,232,902	1,146,081
•UKG, Inc. 7.30% (SOFR CME03M + 3.00%) 2/10/31	362,263	361,303
•Varsity Brands, Inc. 8.07% (SOFR CME03M + 3.75%) 8/26/31	1,474,667	1,442,873
•Venator Materials LLC
6.30% (SOFR CME03M + 2.00%) 10/12/28	628,979	566,082
6.31% (SOFR CME03M + 2.00%) 4/16/25	384,619	384,619
14.34% (SOFR CME03M + 8.00%) 6/30/25	394,339	394,339
•White Cap Buyer LLC 7.57% (SOFR CME01M + 3.25%) 10/19/29	1,510,740	1,462,185
•WR Grace & Co-Conn. 7.55% (SOFR CME03M + 3.25%) 9/22/28	193,284	191,110
Total Loan Agreements (Cost $44,993,174)		42,659,958
LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATION–0.54%
U.S. Treasury Notes 4.13% 10/31/29	3,800,000	$3,827,906
Total U.S. Treasury Obligation (Cost $3,778,662)		3,827,906

	Number of Shares
COMMON STOCK–1.45%
†=Claire's Stores, Inc.	1,493	75
†Clear Channel Outdoor Holdings, Inc.	169,362	187,992
†Endo, Inc.	43,308	1,039,392
†Envision Healthcare Corp.	16,065	179,390
Expand Energy Corp.	5,170	575,524
†Frontier Communications Parent, Inc.	22,898	821,122
†Gulfport Energy Corp.	5,174	952,740
†iHeartMedia, Inc. Class A	32,090	52,948
†=Incora Intermediate LLC	28,922	578,151
†=Incora Top Holdco LLC	557	13,905
†=Intelsat SA	75,556	2,786,127
†Mallinckrodt PLC	16,262	1,474,427
†=Moran Foods LLC	8,504,906,715	8,505
†=MYT Holding LLC	502,370	125,592
†National CineMedia, Inc.	46,490	271,502
†=Neiman Marcus Group Ltd. LLC	483	66,543
†‡=NMG Parent LLC	5,708	146,696
†=Rite Aid Corp.	3,660	0
†Serta Simmons Bedding, Inc.	43,090	409,355
†=Serta SSB Equipment Co.	43,090	0
†=Venator Materials PLC	1,539	586,744
†=Windstream Holdings, Inc.	1,567	20,371
Total Common Stock (Cost $17,248,985)		10,297,101
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS–0.37%
†=Claire's Stores, Inc. 0.00%	1,575	$1,289,925
†=MYT Holding LLC 10.00% 6/6/29	1,067,993	1,367,031
Total Preferred Stocks (Cost $1,212,179)		2,656,956
WARRANTS–0.01%
†=Audacy, Inc. exp 5/01/27 exercise price $1.00	4,493	1,348
†Audacy, Inc. exp $0.00	3,707	65,799
†=Audacy, Inc. exp 12/31/49 exercise price $1.00	749	225
Total Warrants (Cost $0)		67,372
MONEY MARKET FUND–3.16%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	22,445,768	22,445,768
Total Money Market Fund (Cost $22,445,768)		22,445,768

INVESTMENT COMPANY—0.00%
Mutual Fund–0.00%
=Endo GUC Trust 0.00%	56,661	35,413
Total Investment Company (Cost $0)		35,413

TOTAL INVESTMENTS–99.07% (Cost $741,014,245)	704,369,221

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.93%	6,621,403
NET ASSETS APPLICABLE TO 71,878,169 SHARES OUTSTANDING–100.00%	$710,990,624

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
@PIK. 100% of the income received was in the form of additional par.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
=The value of this security was determined using significant unobservable inputs.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
∞Delayed settlement. Interest rate to be determined upon settlement date.
LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
†Non-income producing.

Summary of Abbreviations:
LNG–Liquefied Natural Gas
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME06M–6 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
LVIP JPMorgan High Yield Fund–15